Hedge accounting (Detail 3.2) - Fair value hedges - Portfolio interest rate risk - Hedging instruments: Interest rate swaps - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gain Loss On Fair Value Hedges Of Interest Rate Risk On Loans And Advances To Customers Recognized In Earnings [Line Items]
Changes in fair value of hedging instruments	[1]	$ (38)	$ (22)	$ (10)
Changes in fair value of hedged items	[1]	32	16	3
Net gains / (losses) related to hedge ineffectiveness recognized in Other net income from financial instruments measured at fair value through profit or loss		(6)	(6)	(7)
UBS AG
Gain Loss On Fair Value Hedges Of Interest Rate Risk On Loans And Advances To Customers Recognized In Earnings [Line Items]
Changes in fair value of hedging instruments	[1]	(38)	(22)	(10)
Changes in fair value of hedged items	[1]	32	16	3
Net gains / (losses) related to hedge ineffectiveness recognized in Other net income from financial instruments measured at fair value through profit or loss		$ (6)	$ (6)	$ (7)

[1]	For the year ended 31 December 2017, the amounts included offsetting accrued interest, which had no effect on net gains / (losses) related to hedge ineffectiveness.